UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       May 11, 2000


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $7,619,279

List of Other Included Managers:           None

NAME OF ISSUER            TITLE OF CLASS        CUSIP       VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE  SHARED  NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   605875 11272100 SH       SOLE                        0  5889600  5382500
AMERICAN INTL GROUP INC        COMMON           026874107   946660  8645295 SH       SOLE                        0  4377484  4267811
ANHEUSER BUSCH COS INC         COMMON           035229103   469365  7540000 SH       SOLE                        0  3642200  3897800
DISNEY WALT CO                 COM DISNEY       254687106   429722 10417510 SH       SOLE                        0  5400816  5016694
ELECTRONIC DATA SYS NEW        COMMON           285661104   610372  9509200 SH       SOLE                        0  4865400  4643800
FEDERAL NATL MTG ASSN          COMMON           313586109   616781 10904413 SH       SOLE                        0  5540909  5363504
GANNETT INC                    COMMON           364730101   726421 10322146 SH       SOLE                        0  5292646  5029500
GENERAL ELEC CO                COMMON           369604103   624802  4014789 SH       SOLE                        0  2062389  1952400
HEINZ H J CO                   COMMON           423074103   242676  6958450 SH       SOLE                        0  3726350  3232100
INTERNATIONAL BUSINESS M       COMMON           459200101   200034  1695200 SH       SOLE                        0   867400   827800
KIMBERLY CLARK CORP            COMMON           494368103   124924  2228300 SH       SOLE                        0  1167200  1061100
PEPSICO INC                    COMMON           713448108   496470 14235700 SH       SOLE                        0  7287600  6948100
SARA LEE CORP                  COMMON           803111103   109174  6065200 SH       SOLE                        0  3213900  2851300
WAL MART STORES INC            COMMON           931142103   653469 11565828 SH       SOLE                        0  5877928  5687900
WELLS FARGO & CO NEW           COMMON           949746101   762534 18712500 SH       SOLE                        0  9573400  9139100